Transactions With Related Parties (Details) - Schedule of Loans and Accounts Receivable as Well as Contingent Loans that Correspond to Related Entities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group entities
Loans and accounts receivable
Commercial loans	$ 922,232	$ 750,419	$ 680,624
Mortgage loans	0	0	0
Consumer loans	0	0	0
Loans and accounts receivable	922,232	750,419	680,624
Allowance for loan losses	(809)	(1,037)	(2,213)
Net loans	921,423	749,382	678,411
Guarantees	1,031	1,032	0
Contingent loans
Personal guarantees	0	0	0
Letters of credit	9,787	1,960	19,162
Guarantees	20,313	438	30,422
Contingent loans	30,100	2,398	49,584
Allowance for contingent loans	(21)	(4)	(41)
Net contingent loans	30,079	2,394	49,543
Associates entities
Loans and accounts receivable
Commercial loans	23,570	49,284	118
Mortgage loans	0	0	0
Consumer loans	0	0	0
Loans and accounts receivable	23,570	49,284	118
Allowance for loan losses	(28)	(50)	(8)
Net loans	23,542	49,234	110
Guarantees	0	0	0
Contingent loans
Personal guarantees	0	0	0
Letters of credit	0	0	0
Guarantees	0	0	0
Contingent loans	0	0	0
Allowance for contingent loans	0	0	0
Net contingent loans	0	0	0
Key personnel
Loans and accounts receivable
Commercial loans	2,557	3,272	3,185
Mortgage loans	33,179	29,809	30,479
Consumer loans	3,729	6,388	6,540
Loans and accounts receivable	39,465	39,469	40,204
Allowance for loan losses	(498)	(361)	(164)
Net loans	38,967	39,108	40,040
Guarantees	31,590	31,489	0
Contingent loans
Personal guarantees	0	0	0
Letters of credit	0	0	0
Guarantees	0	0	0
Contingent loans	0	0	0
Allowance for contingent loans	0	0	0
Net contingent loans	0	0	0
Other
Loans and accounts receivable
Commercial loans	0	978	280
Mortgage loans	0	0	0
Consumer loans	875	0	0
Loans and accounts receivable	875	978	280
Allowance for loan losses	0	(19)	(10)
Net loans	875	959	270
Guarantees	110	115	0
Contingent loans
Personal guarantees	0	0	0
Letters of credit	0	0	0
Guarantees	394	343	0
Contingent loans	394	343	0
Allowance for contingent loans	(8)	0	0
Net contingent loans	$ 386	$ 343	$ 0